Del Mar Gateway 11988 El Camino Real Suite 200 San Diego, CA 92130-2594 858.720.6300 858.720.6306 fax www.luce.com

January 14, 2009

Mr. Christian Windsor, Special Counsel

Division of Corporation Finance

U. S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4561

Re:	Gateway Pacific Bancorp
Registration Statement on Form S-1
Filed on July 23, 2008
File No. 333-152488

Dear Mr. Windsor:

We have reviewed your comment letter dated August 15, 2008 and are responding to your comments to the Form S-1 Registration Statement of Gateway Pacific Bancorp (the “Company”). We expect to file Pre-Effective Amendment No. 1 to such registration statement (“Amended S-1”) via EDGAR on January 15, 2009, in response to your comments. The following is a response to each of your comments (in the order of your comments) and a discussion of changes that were made and their location in the Amended S-1. One clean and two marked courtesy copies of the Amended S-1 are enclosed. All references to page numbers herein refer to the marked copies of the Amended S-1 unless otherwise stated.

Form S-1

General

1.	Comment:

Please note the updating requirements of Rule 3-12 of Regulation S-X.

Response:

The Company acknowledges the updating requirements of Rule 3-12 of Regulation S-X, which in part requires that if the date of the financial statements are more than 135 days before the date the filing is expected to become effective, then the financial statements must be updated. We have updated the financial statements in the Amended S-1 as of November 30, 2008, which you can see throughout the Amended S-1, and more specifically on pages F-9 and F-10 of the Amended S-1.

Mr. Christian Windsor

January 14, 2009

2.	Comment:

Please disclose whether the organizers, directors and executive officers engaging in the offering intend to rely on the safe harbor from the broker-dealer registration afforded by Exchange Act Rule 3a4-1. Also, if you intend to rely on Rule 3a4-1, please provide your analysis supporting reliance on the rule by your officers and directors.

Response:

The organizers, directors and executive officers engaging in the offering intend to rely on the safe harbor from the broker-dealer registration afforded by Exchange Act Rule 3a4-1. Rule 3a4-1 provides a limited safe-harbor from registration as a broker-dealer for persons who would otherwise be required to register under Section 15(a)(1) of the Exchange Act if such person meets the following requirements: (i) they are associated with the issuer; (ii) they are not subject to a statutory disqualification, as defined in Section 3(a)(39) of the Exchange Act; (iii) they are not compensated in connection with their participation by the payment of commission or other remuneration based either directly or indirectly on transactions in securities; (iv) they are not at the time of their participation an associated person of a broker or dealer; and (v) they fit into one of the categories of Rule 3a4-1(a)(4). An “Associated Person” eligible for the safe harbor is, among other things, a natural person who is a partner, officer, director, or employee of the issuer. The organizers, directors, and executive officers of the Company engaging in the offering are all natural people who are either an officer, director or employee of the Company and therefore associated with the issuer. None of the organizers, directors or executive officers of the Company engaging in the offering are subject to a statutory disqualification, as defined in Section 3(a)(39) of the Exchange Act. None of the organizers, directors or executive officers of the Company engaging in the offering are compensated in connection with their participation by the payment of commission or other remuneration based either directly or indirectly on transactions in securities. None of the organizers, directors or executive officers of the Company engaging in the offering are associated persons of a broker or dealer. All of the organizers, directors and executive officers of the Company engaging in the offering meet the following conditions, which qualifies them under Rule 3a4-1(a)(4)(ii): (a) they primarily perform, or intend primarily to perform at the end of the offering, substantial duties for or on behalf of the issuer otherwise than in connection with transactions in securities; and (b) were not a broker or dealer, or an associated person of a broker or dealer, within the preceding 12 months; and (c) have not participated in selling an offering of securities for any issuer more than once in the last 12 months other than in reliance on paragraph (a)4(i) or (a)4(iii) of Rule 3a4-1, except that for securities issued pursuant to rule 415 under the Securities Act of 1933.

Mr. Christian Windsor

January 14, 2009

Calculation of Registration Fee

3.	Comment:

Please include footnote disclosure which references the provision of Rule 457 relied upon in calculating the registration fee. Refer to the Note to Calculation or Registration Fee of Form S-1.

Response:

A footnote disclosure referencing the provision of Rule 457 relied upon in calculating the registration fee, which was Rule 457(o), has been added to the first page of the Amended S-1.

Prospectus Cover Page

4.	Comment:

Revise this section to indicate the latest date that the offering can be extended.

Response:

The Prospectus Cover Page has been revised to indicate the latest date that the offering can be extended, which will be 90 days after the registration statement is declared effective, as indicated on the cover page of the Amended S-1.

5.	Comment:

Revise to discuss the requirements to break escrow and clarify that, if you cannot break escrow, investors funds will be returned promptly.

Response:

The Prospectus Cover Page has been revised to discuss the requirements to break escrow and to clarify that, if the Company cannot break escrow, investors’ funds will be returned promptly, as indicated on the cover page of the Amended S-1.

Mr. Christian Windsor

January 14, 2009

6.	Comment:

Please confirm that the company will not use the prospectus before the effective date of the registration statement, or, in the alternative, please revise to include an appropriate “subject to completion” legend on the cover page of the prospectus. Refer to Item 501(b)(10) of Regulation S-K.

Response:

The Company confirms that it will not use the prospectus before the effective date of the registration statement.

7.	Comment:

Please include a legend on the cover page emphasizing that the securities being offered are not insured by the Federal Deposit Insurance Corporation, or any other government agency.

Response:

A legend has been included on the cover page of the Amended S-1 emphasizing that the securities being offered are not insured by the Federal Insurance Corporation, or any other government agency.

Prospectus Summary

8.	Comment:

Revise the first bullet point under “We expect our Bank to be successful for several reasons” to clarify that the bank will not be the only banking institution located in National City.

Response:

The first bullet point under “We expect our Bank to be successful for several reasons” has been clarified on page 1 of the Amended S-1 to clarify that the bank will not be the only banking institution located in National City.

Mr. Christian Windsor

January 14, 2009

Risk Factors

General

9.	Comment:

Either delete the sentence about “additional risks and uncertainties,” or expand that concept into a separate risk factor.

Response:

The sentence about “additional risks and uncertainties” has been deleted as indicated on page 3 of the Amended S-1.

10.	Comment:

The purpose of the risk factors section is to discuss the most significant factors that may investment in the company speculative or risky. It is not intended to be a place for the company to offer assurance or to state its inability to offer assurance. However, you make several references to the company’s inability to offer assurance. For example, you state that you cannot guarantee that the offering price reflects a proper valuation of the common stock being offered. Instead of stating the company’s inability to offer assurance, please revise the disclosure to merely state the material risks posed by the uncertainties addressed.

Response:

The risk factors on pages 3-8 of the Amended S-1 have been revised to merely state the material risks posed by the uncertainties addressed and not to state the Company’s inability to offer assurances.

Handling of Stock Subscription Funds, page 12

11.	Comment:

Revise to disclose the terms that would permit you to access the funds deposited with Pacific Coast Bankers Bank. In particular, please clarify the terms that would permit the organizers to begin using the subscription funds to pay for expenses. Furthermore, please clarify that any refund of funds will be done promptly.

Mr. Christian Windsor

January 14, 2009

Response:

The terms that would permit the Company to access the funds deposited with Pacific Coast Bankers Bank have been revised on page 9 of the Amended S-1 to clarify the terms that would permit the organizers to begin using the subscription funds to pay for expenses and that any refund of funds will be done promptly.

12.	Comment:

Revise your disclosure to clarify what you mean by “the bank does not open for business.” Please specify whether investors will receive their whole subscription amounts in the event that regulatory approvals have been received, the minimum offering amount is raised but the bank does not commence operations. Also, please clarify if there is any time limit in which the bank must commence operations.

Response:

The disclosure “the bank does not open for business” has been clarified on page 9 of the Amended S-1 as the bank not commencing banking operations. A disclosure that investors will receive their whole subscription amounts in the event that regulatory approvals have been received and the minimum offering amounts is raised, but the bank does not commence operations has been added on page 9 of the Amended S-1. A disclosure of the time limit in which the bank must commence operations, has been added on page 9 of the Amended S-1.

Our Business

13.	Comment:

Revise your disclosure to clarify, if true, that Gateway Pacific does not have a contractual right to any piece of property for its headquarters/branch site. We note the disclosure on page F-9.

Response:

The disclosure has been revised to clarify that the Company does not have a contractual right to any price of property for its headquarters/branch site on page 11 of the Amended S-1.

Mr. Christian Windsor

January 14, 2009

Proposed Banking Services, page 17

14.	Comment:

This section discloses that the bank will not engage in subprime single-family residential lending. Please also disclose whether the bank will make Alt-A or other low-documentation type loans.

Response:

This section has been revised to disclose that the bank will not make Alt-A or other low-documentation type loans on page 13 of the Amended S-1.

Supervision and Regulation, page 22

15.	Comment:

In the preamble to this section, you qualify your discussion of the applicable statutes and regulations in its entirety by referencing the specific statutes and regulations. It is inappropriate to disclaim responsibility to provide an accurate summary. Please remove the qualifying language.

Response:

The qualifying language that the discussion is qualified in its entirety by reference to such statutes and regulations has been removed on page 17 of the Amended S-1. We have retained the language about the summary not purporting to be complete because we do not believe that any summary, can purport to be as complete as a complete statute, but we have added language that the summary includes the material terms.

Item 15.	Recent Sales of Unregistered Securities, page II-2

16.	Comment:

This section discloses that you commenced a common stock offering pursuant to Section 4(2) of the Securities Act of 1933 on or about July 10, 2008. Note B to the financial statements, however, suggests that the offering has not yet been completed. Please advise the staff as to whether the offering was completed prior to the filing of the registration statement on Form S-1. If it was not, please provide an analysis as to why the earlier offering should not be integrated with the current offering.

Mr. Christian Windsor

January 14, 2009

Response:

The common stock offering commenced in May of 2008, pursuant to Section 4(2) of the Securities Act of 1933, as amended, was completed prior to the filing of the registration statement on Form S-1. Note B to the financial statements was written as of December 31, 2007, which was prior to the July 10, 2008 completion of the offering. Although the offering was completed by the time the financial statements were filed with the original registration statement, they speak as of a date prior to the completion of the offering.

Item 17.	Undertakings, page II-3

17.	Comment:

Please include the full undertaking contemplated by Item 512(h) of Regulation S-K. We note your disclosure on page 54.

Response:

The full undertaking contemplated by Item 512(h) of Regulation S-K has been added on page II-3 of the Amended S-1.

18.	Comment:

Please revise Item 17 to properly reflect that certain undertakings are applicable to the offering being registered rather than stating that the item is “not applicable.”

Response:

Item 17 has been revised to properly reflect that certain undertakings are applicable to the offering being registered rather than stating that the item is “not applicable”, as disclosed on page II-3 of the Amended S-1.

Mr. Christian Windsor

January 14, 2009

Exhibits

General

19.	Comment:

We may have comments with respect to the legality opinion and other exhibits to be filed. Therefore, please file them as soon as possible.

Response:

We understand that you may have comments with respect to the legality opinion and other exhibits to be filed and have filed them with the Amended S-1.

Exhibit 3.1 and 3.2

20.	Comment:

Please confirm that the bylaws have not been amended or, if amended, please file them. Refer to Item 601(b)(3)(ii) of Regulation S-K.

Response:

The Company confirms that the bylaws have not been amended.

The Company would like to have the registration statement declared effective as soon as possible, so that the Company can begin raising funds and capitalize its proposed bank for its scheduled opening. We further would appreciate your earliest review of the Amended S-1 and your communication by telephone of the earliest time when we may file an acceleration request.

I can be reached by e-mail at censz@luce.com or by telephone at 858.720.6361. In my absence, please contact Kurt Kicklighter at kicklighter@luce.com, or telephone at 619.699.2526.

Respectfully submitted,

/s/ Chad R. Ensz
Chad R. Ensz

for

Luce, Forward, Hamilton & Scripps LLP

Enclosure